Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ (2,622,169)	$ (313,247)	$ (845,841)	$ 986,471	$ 1,115,260
Adjustment to reconcile net income to net cash provided by operating activities
Depreciation and amortization	364,331	503,769	1,004,089	722,778	347,189
Gain on disposal of property and equipment			(17,815)
Changes in fair value of short-term investments			(15,632)
Gain on sale of long-term investments				13,319	(14,861)
Amortization of operating lease Right-of-use assets, nets			370,283	181,791	230,305
Common stock issued for services	354,950
Investment income	(20,113)	55,461
Gain on disposal of subsidiaries	(50,545)		(836,112)
Unrealized loss on assets held for sale			455,938
Amortization of Convertible Note issuance cost and debt discount upon conversion	1,421,069		11,970
Changes in Operating Assets and Liabilities
Accounts receivable	(952,628)	135,391	617,183	437,684	(1,750,083)
Inventories	(1,726,797)	(3,304,383)	(4,658,182)	(2,038,096)	(2,026,214)
Prepaid expenses and other current assets	3,358,866	(679,115)	(2,426,075)	(4,021,436)	(2,070,066)
Deferred tax asset			(178,494)
Accounts payable	(648,149)	375,299	1,386,960	(816,530)	860,369
Advance from customers	(1,212,522)	1,114,290	363,803	1,409,334	(82,999)
Other current payables	(14,258)	7,085	1,241,012	(42,482)	178,113
VAT payable	171,831	372,087	108,456	1,222,130	41,815
Taxes payable	192,287	497,711	815,440	649,355	2,117,581
Operating lease Liabilities	170,091	122,957	(332,159)	(120,936)	(128,068)
Net cash (used in) provided by operating activities	(1,213,756)	(1,112,695)	(2,935,176)	(1,416,618)	(1,181,659)
CASH FLOWS FROM INVESTING ACTIVITIES
Interest-free loan to related parties		(7,123,895)		(16,896,831)	(19,535,129)
Interest-free loan repaid by related parties		7,102,415		20,319,617	18,439,556
Purchase of short-term investment	(551,526)	(185,564)	(125,075)	(70,275)
Sale of short-term investment	571,639		71,869
Proceeds from sale of long-term equity investments			94,640		1,500,966
Proceeds from disposal of subsidiary	206,822
Purchase of property and equipment	(95,215)	(54,716)	(325,257)	(314,197)	(777,994)
Purchase of intangible assets		(503,617)		(985,995)	(608,806)
Additional consideration paid for Reorganization				(1,437,646)
Net cash used in investing activities	131,720	(765,377)	(283,823)	614,673	(981,407)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of Common stock for cash, net of issuance costs		1,380
Proceeds of interest-free loan from related parties	382,484	248,842	8,747,287	4,811,327	519,515
Repayments of interest-free loan to related parties	(1,180,782)	(428,618)	(9,246,025)	(3,658,828)	(2,454)
Proceeds from issuance of convertible note, net of issuance costs			1,500,850
Repayments of short-term borrowings				(197,715)
Proceeds from short-term loan	1,481,385		190,277
Proceeds of long-term borrowings			239,919	141,225
Proceeds from additional paid in capital		2,694,947			1,208,568
Proceeds from IPO			3,180,963
Repayments of long-term borrowings	(71,389)
Net cash provided by financing activities	611,698	2,516,551	4,613,271	1,096,009	1,725,629
Effect of exchange rate changes on cash and cash equivalents	4,959	6,367	24,983	(6,558)	6,258
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(465,379)	644,846	1,419,255	287,506	(431,179)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of period	1,889,590	470,335	470,335	182,829	614,008
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of period	1,424,211	1,115,181	1,889,590	470,335	182,829
RECONCILATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of period
Cash, cash equivalents	1,379,434	470,335	470,335	182,829	614,008
Restricted cash	510,156
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of period	1,889,590	470,335	470,335	182,829	614,008
RECONCILATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of period
Cash, cash equivalents	1,424,211		1,379,434	470,335	182,829
Restricted cash			510,156
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of period			1,889,590	470,335	182,829
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes		(656)	(657)	(239)
Interest	(26,741)	(4,986)
NON-CASH TRANSACTIONS
Common stock issued upon conversion of debt and accrued interest	1,382,664
Non-cash consideration received from disposal of subsidiary	3,515,981
Addition of Right-of-use assets, nets			999,805	273,334	575,581
Liabilities incurred for purchase of property and equipment					162,411
Fair value adjustment for Pre-Delivery Shares related to the issuance of Convertible Note	$ 1,499,150		1,499,150
Other payables released from the sale of property and equipment			19,456
Other payables released from from the sale of subsidiaries			1,183,624
Interest			$ 20	$ 408	$ (16,715)